Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
	[1]	[2]	[3]	[4]	[5]	[6]	[7]	[8]
			Average Summary Compensation Table Total for Non-PEO NEOs[3]		Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO[2]		Average Compensation Actually Paid to Non-PEO NEOs[4]	Total Shareholder Return[5]	S&P 500 Industrials Total Shareholder Return[6]	Net Income (millions)[7]	Adjusted Operating Earnings (millions)[8]
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$17,115,179	$78,753,450	$6,282,885	$22,454,122	$734	$162	$2,319	$2,944
2024(9)	16,216,964	83,543,227	5,146,423	18,565,856	462	136	3,749	2,735
2023	15,185,385	30,945,947	5,221,424	11,798,444	240	116	1,623	2,034
2022	10,439,082	23,640,761	4,078,360	11,598,514	175	98	(160)	1,335

Named Executive Officers, Footnote [Text Block]		The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Dominguez (our President and Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the Summary Compensation Table above.
Peer Group Issuers, Footnote [Text Block]		The peer group used for this purpose is the following published industry index: S&P 500 Industrials.
PEO Total Compensation Amount		$ 17,115,179	$ 16,216,964		$ 15,185,385	$ 10,439,082
PEO Actually Paid Compensation Amount		78,753,450	83,543,227		30,945,947	23,640,761
Non-PEO NEO Average Total Compensation Amount	[1]	6,282,885	5,146,423	[2]	5,221,424	4,078,360
Non-PEO NEO Average Compensation Actually Paid Amount	[3]	$ 22,454,122	18,565,856	[2]	11,798,444	11,598,514
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]		The dollar amounts reported in column (d) represent the average of the amounts reported for the NEOs as a group (excluding Mr. Dominguez) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Dominguez) included for purposes of calculating the average amounts in 2023, 2024 and 2025 are Messrs. Eggers, Hanson and McHugh and Ms. Barrón. The names of each of the NEOs (excluding Mr. Dominguez) included for purposes of calculating the average amounts in 2022 are Messrs. Eggers, Hanson, Koehler, and McHugh.
Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

As demonstrated by the following graph, the amount of compensation actually paid to Mr. Dominguez and the average amount of compensation actually paid to NEOs as a group (excluding Mr. Dominguez) is aligned with the company’s TSR for the year presented in the table. The alignment of compensation actually paid with the company’s cumulative TSR over the period presented is a result of having a significant portion of the compensation actually paid to Mr. Dominguez and to the other NEOs comprised of equity awards. As described in more detail in the “Compensation Discussion and Analysis” section, the company targets that approximately 76% of the value of total compensation awarded to the CEO and 65% of the value of total compensation awarded to other NEOs be comprised of equity awards, including restricted stock units and performance-based restricted stock units.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid, Net Income and Adjusted Operating Earnings

As demonstrated by the following tables, the amount of compensation actually paid to Mr. Dominguez and the average amount of compensation actually paid to NEOs as a group (excluding Mr. Dominguez) is generally aligned with the company’s net income and Adjusted Operating Earnings performance over the post-separation results presented in the table. While the company does not use net income as a performance measure in the overall executive compensation program, the measure of net income is the GAAP measure used to reconcile to the Adjusted Operating Earnings measure, which the company does use when setting goals in our short-term incentive compensation program. While the company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that Adjusted Operating Earnings is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to NEOs, for the most recently completed fiscal year, to company performance. As described in more detail in the “Compensation Discussion and Analysis” section, approximately 15% of the value of total compensation awarded to the CEO and 17% of the value of total compensation awarded to other NEOs is comprised of amounts determined under the short-term incentive compensation program.

Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group

Cumulative TSR of Constellation and Cumulative TSR of the Peer Group

As demonstrated by the graph below, our cumulative TSR since becoming a publicly traded company presented in the table was 634%, while the cumulative TSR of the peer group presented for this purpose, the S&P 500 Industrials, was 62% over the years presented in the table. Constellation’s cumulative TSR outperformed the S&P Industrials, during the period presented in the table, representing the company’s superior financial performance as compared to the companies comprising the S&P 500 Industrials peer group. For more information regarding our performance and the companies that the Compensation Committee considers when determining compensation, refer to the “Compensation Discussion and Analysis” section above.

Tabular List, Table

As described in greater detail in the “Compensation Discussion and Analysis” section, the company’s executive compensation program reflects an alignment to shareholder interest. The metrics that the company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the company to link executive compensation actually paid to the NEOs, for the most recently completed fiscal year, to the company’s performance are as follows:

•	Adjusted Operating Earnings	•	CFO/Debt	•	Dispatch Match

•	Free Cash Flow before Growth	•	Fleetwide Capacity Factor	•	Customer Satisfaction

Total Shareholder Return Amount	[4]	$ 734	462	[2]	240	175
Peer Group Total Shareholder Return Amount	[5]	162	136	[2]	116	98
Net Income (Loss) Attributable to Parent	[6]	$ 2,319,000,000	$ 3,749,000,000	[2]	$ 1,623,000,000	$ (160,000,000)
Company Selected Measure Amount	[7]	2,944,000,000	2,735,000,000	[2]	2,034,000,000	1,335,000,000
PEO Name		Mr. Dominguez
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Operating Earnings
Non-GAAP Measure Description [Text Block]		Adjusted Operating Earnings exclude certain costs, expenses, gains and losses and other specified items, including mark-to-market adjustments from economic hedging activities and fair value adjustments related to gas imbalances and equity investments, decommissioning related activity, asset impairments, certain amounts associated with plant retirements and divestitures, pension and other post-employment benefits, non-service credits, and other items as set forth in Appendix A. While the company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the company’s compensation programs, the company has determined that Adjusted Operating Earnings is the financial performance measure that, in the company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to company performance.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		CFO/Debt
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Dispatch Match
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Free Cash Flow before Growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Fleetwide Capacity Factor
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name		Customer Satisfaction
PEO [Member] | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	$ (12,100,487)	$ (10,500,172)		$ (10,000,025)	$ (6,699,193)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	74,085,188	78,209,518		26,114,450	20,167,014
PEO [Member] | Reported Change In The Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	(505,380)	(519,424)		(471,090)	(385,830)
PEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]	158,950	136,341		117,227	119,688
PEO [Member] | Year End Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		16,410,721	27,545,491		19,636,100	17,991,666
PEO [Member] | Y O Y Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		38,315,979	50,397,019		6,513,919
PEO [Member] | Fair Value As Of Vestin Date Of Equity Awards Granted And Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						2,175,348
PEO [Member] | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		19,358,487	267,009		(35,569)
PEO [Member] | Fair Value At End Of Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		158,950	136,341		117,227	119,688
PEO [Member] | Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,542,564	487,277		115,037
Non-PEO NEO [Member] | Average Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,075,333)	(2,425,098)		(2,103,855)	(2,116,985)
Non-PEO NEO [Member] | Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[12]	20,604,898	16,374,681		9,598,297	9,735,277
Non-PEO NEO [Member] | Average Reported Change In Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(492,433)	(660,445)		(1,027,335)	(203,718)
Non-PEO NEO [Member] | Average Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[13]	134,105	130,294		109,912	105,580
Non-PEO NEO [Member] | Average Year End Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		7,657,040	5,820,860		4,444,809	9,469,938
Non-PEO NEO [Member] | Year Over Year Average Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		8,405,295	10,066,545		5,038,451
Non-PEO NEO [Member] | Average Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						265,339
Non-PEO NEO [Member] | Average Fair Value At End Of Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Average Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Average Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		134,105	130,294		109,912	105,580
Non-PEO NEO [Member] | Average Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Peo 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[14]	17,115,179	16,216,964	[2]	15,185,385	10,439,082
PEO Actually Paid Compensation Amount	[15]	$ 78,753,450	$ 83,543,227	[2]	$ 30,945,947	$ 23,640,761

[1]	The dollar amounts reported in column (d) represent the average of the amounts reported for the NEOs as a group (excluding Mr. Dominguez) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Dominguez) included for purposes of calculating the average amounts in 2023, 2024 and 2025 are Messrs. Eggers, Hanson and McHugh and Ms. Barrón. The names of each of the NEOs (excluding Mr. Dominguez) included for purposes of calculating the average amounts in 2022 are Messrs. Eggers, Hanson, Koehler, and McHugh.
[2]	The Company identified a mathematical error in the calculation of the Compensation Actually Paid to the Principal Executive Officer and the other Named Executive Officers for fiscal year 2024. The Pay versus Performance table has been updated to reflect corrected amounts. This correction does not impact the amounts reported in the Summary Compensation Table, the Company’s financial statements, or the compensation actually realized by the named executive officers. The Company’s selected measure, Adjusted Operating Earnings, and related incentive outcomes were not impacted. In addition, the correction does not change the relationship between executive compensation and Company performance or the trajectory of the Company’s pay-for-performance alignment. Management has enhanced its internal review procedures related to the calculation of Compensation Actually Paid to prevent similar errors in future periods.
[3]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Dominguez), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Dominguez) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Dominguez) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:
[4]	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the company’s share price at the end and the beginning of the measurement period by the company’s share price at the beginning of the measurement period.
[5]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Industrials.
[6]	The dollar amounts reported represent the amount of net income attributable to common shareholders reflected in the company’s audited financial statements for the applicable year.
[7]	Adjusted Operating Earnings exclude certain costs, expenses, gains and losses and other specified items, including mark-to-market adjustments from economic hedging activities and fair value adjustments related to gas imbalances and equity investments, decommissioning related activity, asset impairments, certain amounts associated with plant retirements and divestitures, pension and other post-employment benefits, non-service credits, and other items as set forth in Appendix A. While the company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the company’s compensation programs, the company has determined that Adjusted Operating Earnings is the financial performance measure that, in the company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to company performance.
[8]	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.
[9]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
[10]	The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.
[11]	The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Dominguez during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:
[12]	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
[13]	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:
[14]	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Dominguez (our President and Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the Summary Compensation Table above.
[15]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Dominguez, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Dominguez during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Dominguez’s total compensation for each year to determine the compensation actually paid: